Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2020 HKD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Noon buying rate (in Dollars)	$ 1
Right-of-use assets (in Dollars)		$ 653,344		$ 23,884,854	$ 3,057,888	$ 541,625
Lease liabilities (in Dollars)						$ 541,625
Value Added Tax	20.00%	20.00%	20.00%
HONG KONG
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency exchange rate, translation				7.8109	7.8109